Investments in Associates and Joint Ventures (Details) S/ in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Oct. 04, 2022 USD ($)	Dec. 04, 2017 USD ($)	May 31, 2014 USD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2015 PEN (S/)	Nov. 30, 2015 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2022 USD ($)
Investments in Associates and Joint Ventures (Details) [Line Items]
Accounts receivable from related parties | S/							S/ 570,137		S/ 664,714
Recognized claims		$ 11.8
Constructor amount		88.7
Amounts recognized in the consolidated financial statements description							As of December 31, 2022, the net value of the account receivable from GSP is approximately US$142.4 million equivalent to S/542.4 million (US$161.9 million equivalent to S/643.9 million at December 31, 2021), which comprises the recognition in the following entities of the Corporation: i) AENZA S.A.A. holds US$63.9 million (equivalent to S/243. 2 million) discounted to present value net of impairment and the effect of the exchange difference (US$81.1 million equivalent to S/322.6 million at December 31, 2021) and; ii) Cumbra Peru S.A. holds US$78.5 million (equivalent to S/299.2 million) discounted to present value net of the effect of the exchange difference (US$80.8 million equivalent to S/321.3 million at December 31, 2021).	As of December 31, 2022, the net value of the account receivable from GSP is approximately US$142.4 million equivalent to S/542.4 million (US$161.9 million equivalent to S/643.9 million at December 31, 2021), which comprises the recognition in the following entities of the Corporation: i) AENZA S.A.A. holds US$63.9 million (equivalent to S/243. 2 million) discounted to present value net of impairment and the effect of the exchange difference (US$81.1 million equivalent to S/322.6 million at December 31, 2021) and; ii) Cumbra Peru S.A. holds US$78.5 million (equivalent to S/299.2 million) discounted to present value net of the effect of the exchange difference (US$80.8 million equivalent to S/321.3 million at December 31, 2021).
Management maintains the recovery estimate term							8 years	8 years	8 years
Discount rate							5.85%		2.73%		5.85%
Estimates amount (in Nuevos Soles) | S/							S/ 72,200		S/ 32,800
Performance bond amount				$ 7.5				$ 2.0
Gasoducto Sur Peruano S.A. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage					20.00%	20.00%
Investment amount						$ 242.5
Performance guarantee established in the concession contract					S/ 811,000	$ 262.5
Percentage of performance guarantee established in concession contract					20.00%	20.00%
Percentage of bridge loan					21.49%	21.49%
Bridge loan amount						$ 600.0		129.0
Total investment								242.5
Enforcement of guarantees								52.5
Accounts receivable from related parties											$ 181.5
Accounts receivable								73.5
Lost profits								$ 10.0
Audit firm engaged by GSP										$ 2,602.0
Subsequently adjusted auditing firm GSP										$ 2,110.0
Accounts receivable claim		0.4
Held in trust for the benefit		$ 169.3
Consorcio Constructor Ductos del Sur [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage					29.00%	29.00%
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage			26.50%
Investment amount			$ 647.0
Concession period term			25 years
Percentage of concession contract			70.00%
Concessionaire amount	$ 25.3
Execution rate	70.00%
Execution payment	$ 25.0
Impairment of its total investment (in Nuevos Soles) | S/							S/ 14,500
Logistica Quimicos del Sur S.A [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Dividends received (in Nuevos Soles) | S/									S/ 2,000